UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS/A
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09603
AMERICAN BEACON SELECT FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices)-(Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: December 31, 2010
Date of reporting period: June 30, 2010

ITEM 1. REPORT TO STOCKHOLDERS.

G U I D A N C E | V I S I O N | E X P E R I E N C E

American Beacon
SELECT FUNDS℠

Semi-Annual Report

June 30, 2010

MONEY MARKET SELECT FUND
U.S. GOVERNMENT MONEY MARKET SELECT FUND

Semi-Annual Report June 30, 2010 MONEY MARKET SELECT FUND U.S. GOVERNMENT MONEY MARKET SELECT FUND

About American Beacon Advisors
          Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
          Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Select Funds	June 30, 2010

Fellow Shareholders,
          Over the past six months, one universal investing theme seems to have emerged: while significant shifts may characterize recent market activity, it doesn’t mean investors can’t benefit. Opportunity abounds for those know how to capitalize on it. The American Beacon Money Market Select Fund and the U.S. Government Money Market Select Fund seek to provide consistency during these market shifts.
          Both Funds are managed with the goals of current income, preserving principal and maintaining liquidity. The Funds’ yields reflect these goals, but also benefit from our commitment to keep fund expenses as low as possible to maximize our investors’ returns.
          In the last six months, these returns also reflected a fed funds rate that was below zero (in real terms) during the period—a reflection of the Federal Reserve’s concern for the fragility of the U.S. economy. For the six-month period ended June 30, 2010, the American Beacon Money Market Select Fund (Institutional Class), generated a modest return of 0.10%, while the American Beacon U.S. Government Money Market Select Fund returned 0.05%.
          Given that shifting global markets often give rise to new opportunities, American Beacon continuously looks for new and innovative strategies for capitalizing on them. This year, that led to the addition of three new actively managed funds to our lineup: the American Beacon Global Real Estate, American Beacon Zebra Small Cap Equity and American Beacon Zebra Large Cap Equity Funds.*
          Our fund selection is also a reflection of our commitment to you, a commitment we summarize as: Oversight 360. Ours is a continuous commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.
          As you review the enclosed market overview, portfolio listings, and detailed financial data, please know that we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at americanbeaconfunds.com.
          Thank you for your continued investment in the American Beacon Select Funds, and know that we remain dedicated to offering you and your advisor the level of service and broad range of well-managed investment products you’ve come to expect from us.
Sincerely,
Gene L. Needles, Jr.
President
American Beacon Select Funds

*  Securities of these Funds may only be sold by offering each Funds’ Prospectus and Summary Prospectus. You should consider the investment objectives, risks, fees and expenses of any mutual fund carefully before investing. This and other information is available in each Funds’ Prospectus and Summary Prospectus which you may obtain at www.americanbeaconfunds.com or by calling 1-800-967-9009. Please read the Prospectus and Summary Prospectus carefully before investing.
There is no guarantee that the investment objectives will be met of the American Beacon Zebra Large Cap Equity Fund. At times, certain securities may have limited marketability and may be difficult to sell.
There is no guarantee that the investment objectives will be met of the American Beacon Zebra Small Cap Equity Fund. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. At times, certain securities may have limited marketability and may be difficult to sell.
There is no guarantee that the investment objectives will be met of the American Beacon Global Real Estate Fund. Investing in a global fund concentrating in real estate securities involves special risks, such as declines in the value of real estate as well as increased susceptibility to adverse economic, political, or regulatory developments affecting the industry. Investing in one economic sector, such as real estate, may result in greater price fluctuations than owning a portfolio of diversified investments. Changes in interest rates may also affect the value of the Fund’s investments in real estate securities. The real estate industry tends to be cyclical and therefore such cycles may adversely affect the value of the Fund’s portfolio. The Fund may invest in smaller and mid-size companies. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability, and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets. By itself, the Fund does not constitute a complete investment plan and should be considered a long term investment for investors who can afford to weather changes in the value of their investments. Some of the Fund’s investments may be considered speculative and are not appropriate for individuals who require safety of principal or stable income from their investments.

Economic Overview
June 30, 2010 (Unaudited)
          The year began with the U.S. economic picture showing signs of improvement. Business investment picked up, consumer spending increased, and the labor market showed signs of stabilizing. Both service and manufacturing industries expanded during the first half of the year. Service industries benefited from higher consumer discretionary spending, and manufacturers benefited as companies invested in equipment, replenished inventories, and exported more goods. However, the second quarter of 2010 proved to be a difficult one both in the U.S. and abroad. Negative news – including the European financial crisis, the BP oil spill disaster, and the ongoing debate over U.S. financial reform – dominated the headlines and contributed to ongoing economic uncertainty.
          The attention of investors across the globe was focused on Europe during the second quarter. Greece’s inability to get its fiscal house in order threatened the financial stability of the entire Eurozone. In order to avert a sovereign debt crisis, European authorities in conjunction with the International Monetary Fund (IMF) orchestrated a $145 billion emergency aid package for Greece. Despite the bail-out, fears of a regional economic meltdown grew, forcing the European Union (EU) and IMF to approve another rescue package that makes nearly a trillion dollars in loans available to EU member countries in danger of going bankrupt. European bank regulators also subjected 91 EU banks to stress tests in order to boost confidence that Europe’s banks would be able to cope with a worsening recession and withstand other shocks such as a sovereign default. The results of the stress tests were announced July 23. The EU authorities concluded that the vast majority of the targeted banking groups were sufficiently capitalized to sustain a worse than expected economic scenario, while seven banks failed the stress test for having Tier 1 regulatory capital ratios below 6% after incorporating the most severe Committee of European Banking Supervisors loss assumptions.
          The fear of a European debt contagion hit the U.S. at a time when the domestic economic recovery was hitting a soft patch. The rapid expansion in U.S. manufacturing began to wane in June as factories received fewer orders and demand for exports cooled. Service industries also expanded at a slower pace as consumer spending lost momentum due to a drop in consumer confidence brought on by continued weakness in the labor market. Lack of job growth, combined with the expiration of the homebuyer tax credit and high foreclosures, also resulted in declining home sales. In addition, financial market conditions became less supportive of economic growth during the second quarter. Equity markets declined and credit spreads widened as concerns over Europe’s fiscal health overshadowed reports of improved corporate earnings. As a result of the fear and uncertainty in Europe, investors flocked to US Treasuries as a safe haven and drove interest rates lower across the yield curve.
          U.S. financial reform also weighed heavily on the market as investors pondered what the landmark legislation would hold for banks, credit card companies, and mortgage lenders. After a year of debate and much political rhetoric, the bank reform bill was passed by the Senate on July 15 and was signed into law by President Obama on July 21. The final version of the bill gives regulators broad authority to rein in banks, limit risk-taking by financial firms and supervise the derivatives market. It also creates a new consumer protection division to guard against lending abuses. To address “too big to fail”, the bill establishes a system to wind-down a failing financial institution while limiting the impact on the overall market. Opponents of the bill believe the final version is too vague, giving too much discretion to regulators and not establishing enough specifics to prevent another financial crisis. Given that regulators will be responsible for writing many of the specific rules and regulations of the bill, it will take months or even years before many of the bill’s directives are enacted. As a result, the uncertainty surrounding financial reform is far from over.
          Given the challenges still facing the economic recovery, the Fed left the target range of the federal funds rate unchanged at 0.00-0.25% at the June 23rd Federal Open Market Committee meeting. Although the Fed continued to anticipate a moderate recovery in economic activity through 2011, they acknowledged that the economic outlook had softened somewhat and that the pace of the expansion was expected to be slower than previously anticipated. In addition, inflation was expected to remain quite low in coming quarters due to substantial resource slack. Given slower growth and low inflation, the Committee judged it

Performance Overview
American Beacon Money Market Select Fund
June 30, 2010 (Unaudited)
appropriate to reiterate their expectation that economic conditions “are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”
     Although the economic recovery continues in the U.S., it appears that the pace of growth is going to be slower than many had hoped. Given the fragility of the recovery and the lack of inflation pressure, the Fed is likely to remain on hold through most of next year.

Performance Overview
American Beacon Money Market Select Fund
June 30, 2010 (Unaudited)
          Although the economy began to show signs of recovery during the first half of 2010 in jobs, economic conditions remained challenging. Some of the headlines included the European financial crisis, the BP oil spill disaster, and the ongoing debate over U.S. financial reform. Given these challenges, along with tame inflation data, the Federal Open Market Committee (FOMC) maintained its 0% to 0.25% fed funds target throughout the period. In addition, the FOMC stated at its last meeting on June 23rd that economic conditions “...are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” During the first six months of the year, the American Beacon Money Market Select Fund’s primary strategy was to buy short-dated, high quality commercial paper and overnight repurchase agreements. The strategies implemented during the period enabled the Fund to outperform its Lipper peer group.
          For the six months ended June 30, 2010, the total return of the American Beacon Money Market Select Fund was 0.10%. The Fund outperformed the Lipper Institutional Money Market Funds Average return of 0.03% by 7 basis points (0.07%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 19th among 337, 42nd among 289 and 10th among 166 Institutional Money Market Funds for the one-year, five-year, and ten-year periods ended June 30, 2010, respectively.

	Annualized Total Returns
	As of 6/30/2010
	1 Year	5 Years	10 Years
Money Market Select(1,2,4)	0.24%	3.08%	2.87%
Lipper Institutional Money Market Average (3)	0.10%	2.84%	2.60%

1	Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2	A portion of the fees charged to the Fund was waived through 2001. Performance prior to waiving fees was lower than the actual returns shown for periods through 2001.

3	The Lipper Institutional Money Market Funds Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service.

4	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.19%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.
Fund Statistics as of June 30, 2010

7-day Current Yield*	0.22%
7-day Effective Yield*	0.22%
30-day Yield*	0.21%
Weighted Avg. Maturity	23 Days
Standard & Poor’s Rating	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Funds’ current 7-day yields. Yield is a more accurate reflection of the Funds’ current earnings than total returns.

Performance Overview
American Beacon Money Market Select Fund
June 30, 2010 (Unaudited)
Asset Allocation as of June 30, 2010

% of
Net Assets**
Overnight Tri-Party Repos	45.98%
Commercial Paper	44.60%
Money Market Funds	9.44%

**	Percent of net assets of American Beacon Master Money Market Portfolio.
Top Ten Term Issuers as of June 30, 2010

% of
Net Assets*
US Bank, NA	4.5%
Toronto Dominion Holdings USA, Inc.	4.5%
Bank of Nova Scotia	4.5%
Straight-A Funding LLC	4.5%
Nordea North America, Inc.	4.5%
Danske Corp.	4.5%
Nestle Capital Corp.	4.5%
Australia & New Zealand Banking Group Ltd.	4.5%
Commonwealth Bank of Australia	4.5%
Westpac Banking Corp.	4.5%

*	Percent of net assets of American Beacon Master Money Market Portfolio.

Performance Overview
American Beacon U.S. Government Money Market Select Fund
June 30, 2010 (Unaudited)
          Although the economy began to show signs of recovery during the first half of 2010 in jobs, economic conditions remained challenging. Some of the headlines included the European financial crisis, the BP oil spill disaster, and the ongoing debate over U.S. financial reform. Given these challenges, along with tame inflation data, the Federal Open Market Committee (FOMC) maintained its 0% to 0.25% fed funds target throughout the period. In addition, the FOMC stated at its last meeting on June 23rd that economic conditions “...are likely to warrant exceptionally low levels of the federal funds rate for an extended period”. During the first six months of the year, the American Beacon U.S. Government Money Market Select Fund’s primary strategy was to buy short-dated agencies with maturities in four to six months and overnight repurchase agreements. The strategies implemented during the period enabled the Fund to outperform its Lipper peer group.
          For the six months ended June 30, 2010, the total return of the American Beacon U.S. Government Money Market Select Fund was 0.05%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Funds Average return of 0.01% by 4 basis points (0.04%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 7th among 167, 18th among 140 and 4th among 127 Institutional U.S. Government Money Market Funds for the one-year, three-year, and five-year periods ended June 30, 2010, respectively.

	Annualized Total Returns
	As of 6/30/2010
	1 Year	5 Years	10 Years
U.S. Government Money Market Select(1,2,4)	0.11%	2.92%	2.74%
Lipper Institutional U.S. Government Money Market Average (3)	0.04%	2.68%	2.49%

1	Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2	The Fund’s performance is derived from a combination of the Fund’s performance and that of another fund (the “Companion Fund”) no longer in operation. Performance prior to the Fund’s inception date of December 1, 2001 is for the companion Fund, which was also managed by American Beacon Advisors. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period. A portion of the fees charged to the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

3	The Lipper Institutional U.S. Government Money Market Funds Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service.

4	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.18%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.

Performance Overview
American Beacon U.S. Government Money Market Select Fund
June 30, 2010 (Unaudited)
Fund Statistics as of June 30, 2010

U.S. Government
7-day Current Yield*	0.13%
7-day Effective Yield*	0.13%
30-day Yield*	0.13%
Weighted Avg. Maturity	14 Days
Standard & Poor’s Rating	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Funds’ current 7-day yields. Yield is a more accurate reflection of the Funds’ current earnings than total returns.
Top Term Issuers as of June 30, 2010

% of
Net Assets
Federal Home Loan Mortgage Corporation	14.9%
Federal National Mortgage Association	5.9%
Asset Allocation as of June 30, 2010

% of
Net Assets

Overnight Tri-Party Repos	74.77%
Fixed Rate U.S. Government Agencies	20.80%
U.S. Government Money Market Funds	4.46%

Fund Expenses
American Beacon Select Funds
June 30, 2010 (Unaudited)
Fund Expense Example
          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.
Actual Expenses
          The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
          The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not a Fund’s actual return).
          You may compare the ongoing costs of investing in a Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
          You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending	Expenses paid
	Account	Account	During Period*
	Value	Value	1/1/10-
	1/1/10	6/30/10	6/30/10
Money Market
Actual	$1,000.00	$1,000.99	$0.64
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65

U.S. Government Money Market
Actual	$1,000.00	$1,000.46	$0.64
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.13% and 0.13% for the Money Market Select and U.S. Government Money Market Select Funds respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

American Beacon U.S. Government Money Market Select Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Par Amount	Value
	(dollars in thousands)
U.S. AGENCY OBLIGATIONS — 20.80%
Federal Home Loan Mortgage Corporation — 14.86%
0.252%, Due 9/24/2010 *	50,000	50,007

Federal National Mortgage Association — 5.94%
0.188%, Due 7/13/2010 *	20,000	20,000

Total U.S. Agency Obligations		70,007

	Shares
U.S. GOVERNMENT MONEY MARKET FUND — 4.46%
RBC U.S. Government Money Market Fund	15,000,000	15,000

	Par Amount
REPURCHASE AGREEMENTS — 74.77%
Collateralized by Non-U.S. Government Obligations - 15.45%
Barclays Capital, Inc., 0.41%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $13,650, 5.09%, 7/1/2015)	$13,000	13,000
BNP Paribas Securities Corp., 0.41%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $14,300, 7.50% - 10.25%, 5/15/2012 - 8/15/2039)	13,000	13,000
JPMorgan Securities, Inc., 0.46%, Due 7/1/2010 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $13,655, 6.875% - 10.009%, 3/15/2012 - 4/1/2016)	13,000	13,000
RBC Capital Markets Corp., 0.26%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Variable Rate Municipal Obligations valued at $13,650, 6/1/2042)	13,000	13,000
Collateralized by U.S. Government Obligations - 59.32%
Barclays Capital, Inc., 0.10%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by U.S. Government Obligations valued at $81,600, 0% - 2.90%, 12/1/2010 - 11/15/2012)	80,000	80,000
BNP Paribas Securities Corp., 0.05%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by U.S. Government Obligations valued at $61,200, 5.50% - 6.00%, 2/1/2023 - 12/1/2039)	60,000	60,000
Goldman Sachs & Co., 0.03%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by U.S. Government Obligations valued at $60,858, 3.491% - 7.50%, 1/1/2016 - 6/1/2040)	59,665	59,665

Total Repurchase Agreements		251,665

TOTAL INVESTMENTS — 100.03% (Cost $336,672)		$336,672
LIABILITIES, NET OF OTHER ASSETS — (0.03%)		(92)
TOTAL NET ASSETS — 100.00%		$336,580

Percentages are stated as a percent of net assets.

*	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
See accompanying notes

American Beacon Select Funds
Statements of Assets and Liabilities
June 30, 2010 (Unaudited) (in thousands, except share and per share amounts)

		U.S. Government
	Money Market	Money Market
Assets:
Investments in securities, at value (cost — $85,007)	$—	$85,007
Repurchase agreements (cost — $251,665)	—	251,665
Investment in Portfolio, at value	708,712	—
Receivable for fund shares sold	1	6
Dividends and interest receivable	—	14
Prepaid expenses	8	6

Total assets	708,721	336,698

Liabilities:
Management and investment advisory fees (Note 2)	—	24
Dividends payable	16	29
Administrative service and service fees payable (Note 2)	—	3
Professional fees payable	6	18
Transfer agent fees payable	4	9
Trustee fees payable	4	14
Other liabilities	71	21

Total liabilities	101	118

Net Assets	$708,620	$336,580

Analysis of Net Assets:
Paid-in-capital	708,620	336,580

Net assets	$708,620	$336,580

Shares outstanding (no par value)	708,620,120	336,580,478
Net asset value, offering and redemption price per share	$1.00	$1.00
See accompanying notes
See accompanying Financial Statements of the American Beacon Money Market Portfolio

American Beacon Select Funds
Statements of Operations
Six Months ended June 30, 2010 (in thousands) (Unaudited)

		U.S. Government
	Money Market	Money Market
Investment Income:
Dividend income	$—	$1
Interest income	—	408
Investment Income Allocated From Portfolio:
Dividend income	17	—
Interest income	1,085	—
Portfolio expenses	(390)	—

Net investment income	712	409

Fund Expenses:
Management and investment advisory fees (Note 2)	—	163
Custodian fees	—	11
Administrative fees	—	18
Transfer agent fees	12	11
Professional fees	7	18
Printing expense	2	3
Trustee expense	6	12
Other expenses	16	14

Total fund expenses	43	250

Net (fees waived and expenses reimbursed)/recovered by Manager (Note 2)	—	(13)

Net fund expenses	43	237

Net investment income	669	172

Realized Gains
Net realized gain on investments	—	2
Realized Gain Allocated From Portfolio
Net realized gain on investments	1	—

Net gain on investments	1	2

Net increase in net assets resulting from operations	$670	$174

See accompanying notes
See accompanying Financial Statements of the American Beacon Money Market Portfolio

American Beacon Select Funds
Statements of Changes in Net Assets (in thousands)

	Money Market		U.S. Government Money Market
		Year ended		Year ended
	Six Months ended	December 31,	Six Months ended	December 31,
	June 30, 2010	2009	June 30, 2010	2009
	(unaudited)		(unaudited)
Increase in Net Assets:
Operations:
Net investment income	$669	$2,618	$172	$1,215
Net realized gain on investments	1	63	2	55

Net increase in net assets resulting from operations	670	2,681	174	1,270

Distributions to Shareholders:
Net investment income	(669)	(2,618)	(172)	(1,215)
Net realized gain on investments	(1)	(63)	(2)	(55)

Distributions to shareholders	(670)	(2,681)	(174)	(1,270)

Capital Share Transactions (at $1.00 per share):
Proceeds from sales of shares	266,514	833,942	748,752	1,864,398
Reinvestment of dividends and distributions	616	2,466	23	118
Cost of shares redeemed	(201,675)	(901,609)	(765,638)	(1,885,622)

Net increase (decrease) in net assets	65,455	(65,201)	(16,863)	(21,106)

Net increase (decrease) in net assets	65,455	(65,201)	(16,863)	(21,106)

Net Assets:
Beginning of period	643,165	708,366	353,444	374,550

End of Period	$708,620	$643,165	$336,580	$353,444

See accompanying notes
See accompanying Financial Statements of the American Beacon Money Market Portfolio

American Beacon Select Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)
1. Organization and Significant Accounting Policies
          American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, no load, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market Select Fund (the “Money Market Fund”) and American Beacon U.S. Government Money Market Select Fund (the “Government Fund”)(each a “Fund” and collectively, the “Funds”).
          American Beacon Advisors, Inc. (the “Manager”) is a wholly owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
          The Money Market Fund operates under a master-feeder structure, investing all of its investable assets in the American Beacon Money Market Portfolio (the “Money Market Portfolio”) of the American Beacon Master Trust, an open-end diversified management investment company. The Money Market Fund has the same investment objectives as the Money Market Portfolio and the value of such investment reflects the Money Market Fund’s proportionate interest in the net assets of the Money Market Portfolio (90.4% at June 30, 2010). The financial statements of the Money Market Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
          The following is a summary of the significant accounting policies followed by the Funds.
Security Valuation
          The Money Market Fund records its investment in the Money Market Portfolio at fair value. Valuation of securities by the Money Market Portfolio is discussed in Note 1 of the Money Market Portfolio’s Notes to Financial Statements which are included elsewhere in this report. Securities of the Government Fund are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Government Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust’s Board of Trustees (the “Board”) believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.
Valuation Inputs
          Various inputs may be used to determine the fair value of the Government Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolios’ own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
          The Government Fund’s investments are summarized by level based on the inputs used to determine their values and at June 30, 2010, were classified as follows (in thousands):

American Beacon Select Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)

	Level 1	Level 2	Level 3	Total
Asset Description:
U.S. Agency Obligations	$—	$70,007	$—	$70,007
Short-Term Investments	15,000	—	—	15,000
Repurchase Agreements	—	251,665	—	251,665

Total Investments in Securities	$15,000	$321,672	$—	$336,672

          The summary in inputs used to value the Money Market Portfolio’s net assets as of June 30, 2010 is discussed in the Money Market Portfolio’s Notes to Financial Statements, which is included elsewhere in the report.
Security Transactions
          Security transactions for the Government Fund are recorded on the trade date of the security purchase or sale.
Investment Income and Dividends to Shareholders
          Interest income for the Government Fund is earned from settlement date, recorded on an accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification. The Money Market Fund records its share of net investment income (loss) and realized gain (loss) in the Money Market Portfolio each day. All net investment income (loss) and realized gain (loss) of the Money Market Portfolio is allocated pro rata to the Money Market Fund and other investors in the Money Market Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.
          Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.
Expenses
          Expenses directly attributable to a Fund are charged to that Fund’s operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.
Repurchase Agreements
          Under the terms of a repurchase agreement, securities are acquired by the Government Fund from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements entered by the Government Fund during the six months ended June 30, 2010 were fully collateralized by government and non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager from reports provided by the custody bank to make the determination that the collateral’s market value exceeds the carrying value of the repurchase agreement plus accrued interest.
Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

American Beacon Select Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)
Other
          Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Management Agreement
          The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provisions of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Funds. To the extent and for such periods of time that a Fund invests all of its investable assets in another registered investment company pursuant to a master-feeder arrangement, then the Fund will not pay a management fee.
Administrative Services Agreement
          The Manager and the Funds entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Funds. To the extent and for such period of time that a Fund invests all of its investable assets in another registered investment company pursuant to a master-feeder arrangement, then the Fund will not pay administrative services fees.
Interfund Lending Program
          Pursuant to an exemptive order by the Securities and Exchange Commission, the Government Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Government Fund to lend money to other participating series managed by the Manager. For the six months ended June 30, 2010, the Government Fund earned $888 under the credit facility. This amount is included in interest income on the Statement of Operations.
Reimbursement of Expenses
          The Manager voluntarily agreed to reimburse the Government Fund for other expenses. For the six months ended June 30, 2010, the Manager reimbursed expenses totaling $12,890 to the Government Fund.
Expense Reimbursement Plan
          The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of expenses reimbursed for a period of up to three years. However, recoupment will occur only if a Fund’s average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit.
          Reimbursed expenses subject to potential recovery for the Money Market Fund totaling $119,783 and $8,888 will expire in 2011 and 2012, respectively. Reimbursed expenses subject to potential recovery for the Government Fund totaling $11,380, $69,000, and $109,635 will expire in 2010, 2011, and 2012 respectively.

American Beacon Select Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)
The Funds have not recorded a liability for these potential reimbursements due to the current assessment that reimbursements are unlikely.
3. Federal Income and Excise Taxes
          It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.
          The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2009, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.
          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
          The tax character of distributions paid for the six months ended June 30, 2010 and the fiscal year ended December 31, 2009 were as follows (in thousands):

	Money Market		U.S. Government Money Market
		Year Ended	Six Months	Year Ended
	Six Months Ended	December 31,	Ended	December 31,
	June 30, 2010	2009	June 30, 2010	2009
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*	$670	$2,681	$174	$1,270
Long-term capital gain	—	—	—	—

Total distributions paid	$670	$2,681	$174	$1,270

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.
          As of June 30, 2010, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis. The Funds do not have capital loss carryforwards as of June 30, 2010.
4. Subsequent Events
          Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

American Beacon Money Market Select Fund
Financial Highlights
(For a share outstanding throughout the period)

	Six Months
	Ended June		Year Ended December 31,
	30, 2010		2009		2008		2007		2006		2005
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.00	B	0.00	B	0.03		0.05		0.05		0.03
Net realized gain on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total income from investment operations	0.00		0.00		0.03		0.05		0.05		0.03

Less distributions:
Dividends from net investment income	0.00	B	0.00	B	(0.03)		(0.05)		(0.05)		(0.03)
Distributions from net realized gains on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total distributions	0.00		0.00		(0.03)		(0.05)		(0.05)		(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.10	%C	0.39%		2.73%		5.32%		5.08%		3.23%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$708,620		$643,165		$708,366		$8,579,288		$8,473,536		$5,216,927

Ratios to average net assets (annualized):A
Expenses	0.13%		0.16%		0.12%		0.11%		0.11%		0.12%
Net investment income	0.20%		0.38%		2.95%		5.20%		5.02%		3.20%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the corresponding American Beacon Master Portfolio which terminated on May 18, 2009.

B	Amount is less than $0.01 per share.

C	Not annualized.

American Beacon U.S. Government Money Market Select Fund
Financial Highlights
(For a share outstanding throughout the period)

	Six Months
	Ended June		Year Ended December 31,
	30, 2010		2009		2008		2007		2006		2005
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.00	B	0.00	B	0.02		0.05		0.05		0.03
Net realized gain on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total income from investment operations	0.00		0.00		0.02		0.05		0.05		0.03

Less distributions:
Dividends from net investment income	0.00	B	0.00	B	(0.02)		(0.05)		(0.05)		(0.03)
Distributions from net realized gains on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total distributions	0.00		0.00		(0.02)		(0.05)		(0.05)		(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.05	%C	0.25%		2.32%		5.17%		5.04%		3.19%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$336,580		$353,439		$374,550		$1,361,459		$534,536		$196,696

Ratios to average net assets (annualized):A
Expenses, after expense reimbursements (recoupments)	0.13%		0.12%		0.12%		0.12%		0.12%		0.12%
Expenses, before expense reimbursements (recoupments)	0.14%		0.15%		0.13%		0.12%		0.13%		0.14%
Net investment income, after expense reimbursements (recoupments)	0.09%		0.26%		2.70%		4.99%		4.99%		3.17%
Net investment income, before expense reimbursements (recoupments)	0.09%		0.23%		2.69%		4.98%		4.98%		3.15%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the corresponding American Beacon Master Portfolio.

B	Amount is less than $0.01 per share.

C	Not annualized.

American Beacon Money Market Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

	Par Amount	Value
	(dollars in thousands)
COMMERCIAL PAPER — 44.60%
Australia & New Zealand Banking Group Ltd., 0.41%, Due 9/22/2010 *	$35,000	$34,967
Bank of Nova Scotia, 0.28%, Due 7/15/2010	35,000	34,996
Commonwealth Bank of Australia, 0.47%, Due 9/15/2010 *	35,000	34,965
Danske Corp. GTD Denmark, 0.39%, Due 8/23/2010 *	35,000	34,980
Nestle Capital Corp., 0.32%, Due 9/13/2010 *	35,000	34,977
Nordea North America, Inc., 0.38%, Due 8/16/2010	35,000	34,983
Straight-A Funding LLC, 0.35%, Due 8/4/2010 *	35,000	34,988
Toronto Dominion Holdings USA, Inc., 0.25%, Due 7/12/2010 *	35,000	34,997
US Bank, NA, 0.25%, Due 7/6/2010	35,000	35,000
Westpac Banking Corp., 0.41%, Due 9/27/2010 *	35,000	34,965

Total Commercial Paper		349,818

	Shares
MONEY MARKET FUNDS — 9.44%
AIM Short-Term Investment Company Liquid Asset Fund	37,000,000	37,000
RBC Money Market Fund	37,000,000	37,000

Total Money Market Funds		74,000

	Par Amount
REPURCHASE AGREEMENTS — 45.98%
Collateralized by Non-U.S. Government Obligations - 32.00%
Barclays Capital, Inc., 0.41%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $37,800, 0% - 5.09%, 10/27/2011 - 6/30/2026)	$36,000	36,000
BNP Paribas Securities Corp., 0.41%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,600, 0% - 12.50%, 8/15/2012 - 9/30/2099)	36,000	36,000
Citigroup Global Markets, Inc., 0.31%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $37,800)	36,000	36,000
JPMorgan Clearing Corp., 0.36%, Due 7/1/2010 (Held at JPMorgan Chase, Collateralized by Equity Securities valued at $36,750)	35,000	35,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $39,600)	36,000	36,000
RBC Capital Markets Corp., 0.26%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $37,800)	36,000	36,000
Wells Fargo Securities LLC, 0.36%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $37,800, 0% - 12.50%, 2/15/2011 - 12/21/2065)	36,000	36,000
Collateralized by U.S. Government Obligations - 13.98%
Barclays Capital, Inc., 0.10%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Obligation valued at $38,760, 2.125%, 6/12/2012)	38,000	38,000
Goldman Sachs & Co., 0.03%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by U.S. Government Obligations valued at $37,341, 2.634% - 7.50%, 4/1/2014 - 6/1/2040)	36,609	36,609
RBC Capital Markets Corp., 0.10%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by U.S. Government Obligations valued at $35,700, 4.00% - 6.50%, 6/1/2019 - 6/20/2040)	35,000	35,000

Total Repurchase Agreements		360,609

TOTAL INVESTMENTS — 100.02% (Cost $784,427)		$784,427
LIABILITIES, NET OF OTHER ASSETS — (0.02%)		(121)
TOTAL NET ASSETS — 100.00%		$784,306

Percentages are stated as a percent of net assets.

*	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $244,840 or 31.22% of net assets. The Fund has no right to demand registration of these securities.
See accompanying notes

American Beacon Money Market Portfolio
Statement of Assets and Liabilities
June 30, 2010 (Unaudited) (in thousands)

Assets:
Investment in securities at value (cost — $423,818)	$423,818
Repurchase agreement (cost — $360,609)	360,609
Dividends and interest receivable	7
Prepaid expenses	6

Total assets	784,440

Liabilities:
Management and investment advisory fees payable (Note 2)	59
Professional fees payable	26
Trustee fees payable	8
Other liabilities	41

Total liabilities	134

Net assets applicable to investors’ beneficial interests	$784,306

Statement of Operations
For the Six Months ended June 30, 2010 (Unaudited) (in thousands)

Investment Income:
Dividend income	$19
Interest income	1,206

Total investment income	1,225

Expenses:
Management and investment advisory fees (Note 2)	371
Custodian fees	22
Professional fees	15
Insurance fees	5
Other expenses	20

Total expenses	433

Net investment income	792

Realized Gain on Investments:
Net realized gain on investments	1

Net gain on investments	1

Net increase in net assets resulting from operations	$793

See accompanying notes

American Beacon Money Market Portfolio
Statement of Changes in Net Assets
(in thousands)

	Six Months	Year Ended
	Ended June	December 31,
	30, 2010	2009
	(unaudited)
Increase in Net Assets:
Operations:
Net investment income	$792	$3,431
Net realized gain on investments	1	85

Total increase in net assets resulting from operations	793	3,516

Transactions in Investors’ Beneficial Interests:
Contributions	268,350	877,408
Withdrawals	(205,130)	(1,122,919)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	63,220	(245,511)

Net increase (decrease) in net assets	64,013	(241,995)

Net Assets:
Beginning of period	720,293	962,288

End of Period	$784,306	$720,293

Financial Highlights

	Money Market
	Six Months
	Ended June		Year Ended December 31,
	30, 2010		2009	2008	2007	2006	2005
	(unaudited)
Total return	0.11	%A	0.42%	2.75%	5.33%	5.09%	3.25%
Ratios to average net assets (annualized):
Expenses	0.12%		0.14%	0.11%	0.11%	0.11%	0.11%
Net investment income	0.21%		0.41%	2.94%	5.19%	5.03%	3.20%

A	Not annualized
See accompanying notes

American Beacon Money Market Portfolio
Notes to Financial Statements
June 30, 2010 (Unaudited)
1. Organization and Significant Accounting Policies
          The American Beacon Money Market Portfolio (the “Portfolio”) is a series of the American Beacon Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. The objective of the Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share.
          American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.
          The following is a summary of the significant accounting policies followed by the Portfolio.
Security Valuation
          Securities of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust’s Board of Trustees (the “Board”) believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.
Valuation Inputs
          Various inputs may be used to determine the fair value of the Portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk association with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
          The Portfolio’s investments are summarized by level based on the inputs used to determine their values and at June 30, 2010, were classified as follows: (in thousands)

	Level 1	Level 2	Level 3	Total
Asset Description:
Commercial Paper	$—	$349,818	$—	$349,818
Short-Term Investments	74,000	—	—	74,000
Repurchase Agreements	—	360,609	—	360,609

Total Investments in Securities	74,000	710,427	—	784,427

American Beacon Money Market Portfolio
Notes to Financial Statements
June 30, 2010 (Unaudited)
Security Transactions and Investment Income
          Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
Federal Income Taxes
          The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.
          The Portfolio does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2009, remains subject to examination by the Internal Revenue Service. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
Repurchase Agreements
          Under the terms of a repurchase agreement, securities are acquired by the Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government or non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager from reports provided by the custody bank to make the determination that the collateral’s market value exceeds the carrying value of the repurchase agreement plus accrued interest.
Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
          Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Management Agreement
          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Portfolio.

American Beacon Money Market Portfolio
Notes to Financial Statements
June 30, 2010 (Unaudited)
Administrative Services Agreement
          The Trust and the Manager entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative services to the Portfolio. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Portfolio.
Interfund Lending Program
          Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolio to lend money to other participating series managed by the Manager. For the six months ended June 30, 2010, the Portfolio earned $818 under the credit facility. This amount is included in interest income on the Statement of Operations.
3. Subsequent Events
          Management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements of the Fund and the Portfolio
(Unaudited)
          At its May 25, 2010 meeting, the Board of Trustees (“Board”) considered the renewal of each existing Management Agreement between the Manager and the American Beacon Funds (“Beacon Trust”), American Beacon Mileage Funds (“Mileage Trust”), American Beacon Select Funds (“Select Trust”) and American Beacon Master Trust (“Master Trust”) (collectively, the “Funds”). In preparation for the Board’s consideration to renew these Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. (“Lipper”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.
          In addition, the Board’s Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 10, 2010 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.
          In connection with the Board’s consideration of the Agreements, the Trustees considered, among other materials, responses by the Manager to inquiries requesting:
•	a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;
•	a copy of the firm’s most recent audited or unaudited financial statements, as well as Parts 1 and II of its Form ADV registration statement with the SEC;
•	a summary of any material pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;
•	a comparison of the performance of that portion of Fund assets managed by each firm with performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm’s performance was materially below that of the peer group;
•	a profit/loss analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to each Fund;
•	an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;
•	a description of any payments by the Manager to support the Funds’ marketing efforts;
•	an evaluation of any other benefits to the firm or Funds as a result of their relationship, if any;
•	confirmation that the firm’s financial condition would not impair its ability to provide high-quality advisory services to the Funds;
•	a description of any internal actions the firm has taken or anticipates taking in light of the current and projected decrease in revenues from prior years as a result of the current economic environment that may affect or are expected to affect the services performed for the Funds;
•	a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies, and any advantages or disadvantages that might accrue to the Funds due to the firm’s involvement in other activities;

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements of the Fund and the Portfolio
(Unaudited)
•	a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;
•	a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements, and a description of the oversight mechanisms used to prevent a portfolio manager whose compensation is tied to performance of a Fund from taking undue risks;
•	a discussion regarding the firm’s participation in “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm’s methodology for obtaining best execution and the use of any affiliated broker-dealers;
•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;
•	a discussion of whether the firm has identified any investment or operational matters that likely present a high risk in managing Fund assets;
•	a description of trade allocation procedures among accounts managed by the firm;
•	a discussion of whether the firm receives, with respect to the Funds, other compensation, including any payment for order flow or ECN liquidity rebates
•	a certification by the firm regarding the reasonable design of its compliance program;
•	information regarding the firm’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the firm;
•	a description of the firm’s affiliation with any broker-dealer;
•	a discussion of any anticipated change in the firm’s controlling persons; and
•	verification of the firm’s insurance coverage with regards to the services provided to the Funds.
          In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:
•	a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of, as applicable, each subadvisor and each Fund versus the respective peer group average;
•	a comparison of advisory fees and expense ratios for comparable mutual funds;
•	an analysis of any material complaints received from Fund shareholders;
•	a description of the Manager’s securities lending practices and the fees received from such practices;
•	a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;
•	a description of the portfolio turnover rate and average execution costs for each Fund; and
•	a description of how expenses that are not readily identifiable to a particular Fund are allocated.

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements of the Fund and the Portfolio
(Unaudited)
          In connection with the Management Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund’s investment advisory fees versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund’s Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.
          Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 10, 2010 at which the Trustees reviewed the investment performance of the Manager and the primary factors considered by the Board at its May 25, 2010 meeting at which the Board considered the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of the Agreements. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.
Considerations With Respect to All Funds
          In determining whether to renew the Management Agreement, the Trustees considered the best interests of each Fund separately. While the Management Agreement for all of the Funds were considered at the May 25, 2010 meeting, the Board considered each Fund’s investment management relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund; (3) the costs incurred by the Manager in rendering its services and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Manager with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.
          Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s generally favorable long-term performance and the background and experience of key investment personnel at the Manager; the low cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the manager’s commitment to increase assets in the Funds as demonstrated, for example, by the recent substantial increase in sales personnel; the Manager’s continuing efforts to add new series and share classes to enhance the Funds’ product line; the Manager’s high quality of services; and efforts made by the Manager to retain key employees and maintain staff levels.
          Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund’s investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”
          Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager by Fund, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. The Board also considered that the Management Agreement for the Beacon Trust, Mileage Trust and Select Trust stipulate that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a “Feeder Fund”), the Fund will not pay the Manager a management

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements of the Fund and the Portfolio
(Unaudited)
fee. Because the Money Market series of the Select Trust operates as Feeder Funds, the Manager only receives a management fee from the Master Trust with respect to these series. With respect to the Money Market Funds, the Board also considered the Manager’s advisory fees for services provided by the Manager to non-investment company clients for short duration (money market) and separate accounts with similar investment strategies. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.
          The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year and to put in place new expense waivers and reimbursements for certain new classes of the Funds. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.
          Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”
          Economies of Scale. In considering the reasonableness of the management and investment advisory fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. In addition, the Board noted the Manager’s representation that, due to the existing low cost structure of the Funds, further breakpoints in the management fee would not be appropriate at this time. The Board also considered that the management fee for the Money Market Funds is amongst the lowest in the industry. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.
          Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s investment process and expanding the level of assets under management by the Manager. The Board also considered that the Manager’s relationship with the Funds and the money market portfolios continues to be a significant factor in attracting separate account assets for the Manager and the Manager’s use of the Large Cap Value Fund model for an actively managed exchange traded fund, managed by the Manager.
          Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Funds appear to be fair and reasonable.
Additional Considerations and Conclusions with Respect to the Money Market Select Fund
          The Money Market Funds were compared to the respective Lipper Average, which includes all comparable funds in the Lipper category, and the Lipper Index, which includes the 30 largest funds in the Lipper category. References to the Lipper expense universe below are to the universe of comparable mutual funds included in the analysis provided to the Trustees by Lipper.
          In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Select Fund outperformed the Lipper Average for the three- and five-year periods ended March 31, 2010, but underperformed for the one-year period; (2) the total expense ratio of the Select Fund ranked better than the median of its Lipper expense universe.
          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that each Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to each Fund.

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreements of the Fund and the Portfolio
(Unaudited)
Additional Considerations and Conclusions with Respect to the U.S. Government Money Market Select Fund
          In considering the renewal of the Management Agreement for the U.S. Government Money Market Select Fund, the Trustees considered the following additional factors: (1) the Select Fund outperformed the Lipper Index and Average for all reported periods ended March 31, 2010; and (2) the Select Fund’s total expense ratio ranked better than the median of its Lipper expense universe.
          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Select Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the U.S. Government Money Market Select Fund.

Delivery of Documents
To reduce expenses, your financial institution may mail only one copy of the Summary Prospectus, Annual Report and
Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.
To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
American Beacon Select Funds
Call (800) 658-5811	P.O. Box 219643
Kansas City, MO 64121

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records
In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings as of the end of each business day is also available on the Funds’ website (www.americanbeaconfunds.com) on the following business day.
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine
This report is prepared for shareholders of the American Beacon Money Market Select Funds and may be distributed to others only if preceded or accompanied by a current prospectus or summary prospectus.
American Beacon Select Funds, American Beacon Money Market Select Fund, and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.
SAR 6/10

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b)	There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1)	Not Applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3)	Not Applicable.

(b)	The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): American Beacon Select Funds

By	/s/ Gene L. Needles, Jr. Gene L. Needles, Jr.
President
Date: September 13, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr. Gene L. Needles, Jr.
President
Date: September 13, 2010

By	/s/ Melinda G. Heika Melinda G. Heika
Treasurer
Date: September 13, 2010